∎ Gabelli Capital Asset Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Market Value
Common Stocks — 98.4%

Aerospace and Defense — 7.6%
51,000	Aerojet Rocketdyne Holdings Inc.	$2,394,960
500	Curtiss-Wright Corp.	59,300
11,200	HEICO Corp.	1,408,960
3,600	Honeywell International Inc.	781,452
28,000	Kaman Corp.	1,436,120
100,000	Rolls-Royce Holdings plc†	145,166

		6,225,958

Automobiles and Components — 0.3%
1,000	BorgWarner Inc.	46,360
7,500	Dana Inc.	182,475
1,750	Garrett Motion Inc.†	9,083

		237,918

Building and Construction — 2.6%
20,000	Griffon Corp.	543,400
15,500	Herc Holdings Inc.†	1,570,615

		2,114,015

Commercial and Professional Services — 1.8%
6,300	Rollins Inc.	216,846
10,000	Waste Management Inc.	1,290,200

		1,507,046

Consumer Durables — 5.2%
3,300	Cavco Industries Inc.†	744,513
9,000	Skyline Champion Corp.†	407,340
29,500	Sony Group Corp., ADR	3,127,295

		4,279,148

Consumer Products — 0.6%
20,000	Sally Beauty Holdings Inc.†	402,600
4,000	The Aaron’s Co. Inc.	102,720

		505,320

Consumer Services — 1.4%
15,000	Boyd Gaming Corp.†	884,400
12,000	Canterbury Park Holding Corp.†	164,160
50,000	Dover Motorsports Inc.	103,000

		1,151,560

Consumer Staples — 8.3%
3,000	Archer-Daniels-Midland Co.	171,000
38,500	Brown-Forman Corp., Cl. A	2,451,295
1,800	Bunge Ltd.	142,686
38,000	Danone SA, ADR	522,500
14,000	Diageo plc, ADR	2,298,940
12,000	Fomento Economico Mexicano SAB de CV, ADR	903,960
1,500	National Beverage Corp.	73,365
3,000	The Coca-Cola Co.	158,130
3,605	Tootsie Roll Industries Inc.	119,433

		6,841,309

Diversified Industrial — 1.9%
1,900	EnPro Industries Inc.	162,013
800	FMC Corp.	88,488
14,000	ITT Inc.	1,272,740

Shares		Market Value

1,000	Textron Inc.	$56,080

		1,579,321

Electrical Equipment — 4.2%
16,000	AMETEK Inc.	2,043,680
17,000	Franklin Electric Co. Inc.	1,341,980
300	Rockwell Automation Inc.	79,632

		3,465,292

Energy — 1.2%
2,000	Chevron Corp.	209,580
6,000	ConocoPhillips	317,820
4,648	Devon Energy Corp.	101,559
3,200	Exxon Mobil Corp.	178,656
35,000	RPC Inc.†	189,000

		996,615

Entertainment — 4.5%
3,000	The Walt Disney Co.†	553,560
67,000	ViacomCBS Inc., Cl. A	3,160,390

		3,713,950

Financials — 14.8%
15,000	American Express Co.	2,121,600
6,000	Bank of America Corp.	232,140
5,000	Franklin Resources Inc.	148,000
41,480	Indus Realty Trust Inc., REIT	2,495,437
4,500	JPMorgan Chase & Co.	685,035
1,500	Marsh & McLennan Companies Inc.	182,700
15,000	Morgan Stanley	1,164,900
8,000	PROG Holdings Inc.†	346,320
11,000	Ryman Hospitality Properties Inc., REIT†	852,610
12,500	State Street Corp.	1,050,125
38,000	The Bank of New York Mellon Corp.	1,797,020
28,000	Wells Fargo & Co.	1,093,960

		12,169,847

Health Care — 1.3%
7,500	Covetrus Inc.†	224,775
12,000	Henry Schein Inc.†	830,880
1,000	Patterson Cos. Inc.	31,950

		1,087,605

Information Technology — 5.9%
15,000	Corning Inc.	652,650
59,000	CTS Corp.	1,832,540
3,300	Diebold Nixdorf Inc.†	46,629
4,000	EchoStar Corp., Cl. A†	96,000
12,000	Texas Instruments Inc.	2,267,880

		4,895,699

Machinery — 11.7%
10,000	CIRCOR International Inc.†	348,200
125,000	CNH Industrial NV†	1,955,000
11,000	Crane Co.	1,033,010
2,000	Deere & Co.	748,280
10,000	Flowserve Corp.	388,100
26,000	Graco Inc.	1,862,120
2,200	IDEX Corp.	460,504

∎ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Shares	Market Value
Common Stocks (Continued)

Machinery (Continued)
25,000	Navistar International Corp.†	$1,100,750
500	Snap-on Inc.	115,370
7,200	The Eastern Co.	192,960
74,010	The L.S. Starrett Co., Cl. A†	477,365
1,800	Watts Water Technologies Inc., Cl. A	213,858
7,500	Xylem Inc.	788,850

		9,684,367

Materials — 8.0%
500	AdvanSix Inc.†	13,410
8,678	Ampco-Pittsburgh Corp.†	58,577
49,000	Ferro Corp.†	826,140
44,500	Freeport-McMoRan Inc.†	1,465,385
3,000	International Flavors & Fragrances Inc.	418,830
70,000	Myers Industries Inc.	1,383,200
38,500	Newmont Corp.	2,320,395
1,000	Sensient Technologies Corp.	78,000

		6,563,937

Media — 8.6%
3,000	AMC Networks Inc., Cl. A†	159,480
10,000	Cogeco Inc.	771,465
5,000	Discovery Inc., Cl. A†	217,300
12,000	Discovery Inc., Cl. C†	442,680
11,595	DISH Network Corp., Cl. A†	419,739
6,000	Fox Corp., Cl. A	216,660
100,000	Grupo Televisa SAB, ADR†	886,000
1,500	Liberty Broadband Corp., Cl. A†	217,725
1,800	Liberty Broadband Corp., Cl. C†	270,270
5,000	Liberty Global plc, Cl. A†	128,300
12,000	Liberty Global plc, Cl. C†	306,480
10,000	Liberty Latin America Ltd., Cl. A†	128,300
269	Liberty Latin America Ltd., Cl. C†	3,491
3,000	Liberty Media Corp.- Liberty Braves, Cl. A†	85,530
2,000	Liberty Media Corp.- Liberty Braves, Cl. C†	55,640
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	57,330
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	64,935
1,098	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	48,433
7,500	Madison Square Garden Entertainment Corp.†	613,500
6,700	Madison Square Garden Sports Corp.†	1,202,382
27,000	MSG Networks Inc., Cl. A†	406,080
14,000	Sinclair Broadcast Group Inc., Cl. A	409,640

		7,111,360

Publishing — 0.6%
24,000	The E.W. Scripps Co., Cl. A	462,480

Retailing — 1.3%
12,000	CVS Health Corp.	902,760

Shares		Market Value

3,000	Ingles Markets Inc., Cl. A	$184,950

		1,087,710

Telecommunication Services — 3.0%

12,000	Millicom International Cellular SA, SDR†	461,673
9,000	Rogers Communications Inc., Cl. B	414,900
20,500	Telephone and Data Systems Inc.	470,680
31,500	United States Cellular Corp.†	1,149,120

		2,496,373

Transportation — 2.1%
19,000	GATX Corp.	1,762,060

Utilities — 1.5%
24,000	National Fuel Gas Co.	1,199,760

	Total Common Stocks	81,138,650

Closed-End Funds — 0.1%

7,500	Altaba Inc., Escrow†	109,125

Rights — 0.0%

Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0

Warrants — 0.0%

Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	7,920

Principal Amount

U.S. Government Obligations — 1.5%

$1,242,000	U.S. Treasury Bills, 0.005% to 0.034%††, 05/06/21 to 06/17/21	1,241,975

TOTAL INVESTMENTS — 100.0% (Cost $32,723,818)		$82,497,670

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

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